Segmented information	12 Months Ended
Dec. 31, 2019
Disclosure Of Operating Segments [Abstract]
Segmented information
28.	Segmented information

The Company has two operating segments at December 31, 2019 which are the small molecule therapeutics segment, and the plasma-derived therapeutics segment. In previous financial statements, the Company also presented results for the bioseparations segment but since the sale of the bioseparation business on November 25, 2019 (note 5), those operations are presented as discontinued operations in the consolidated statements of operations. Prior periods have been restated to present the existing segments at the reporting date.

Small molecule therapeutics: The segment is a small molecule drug discovery platform focused on discovering, developing and commercializing novel treatments for patients suffering from diseases related to fibrosis, including conditions of the lung, liver and kidney that have high unmet medical need. Our lead small product candidate, fezagepras (PBI 4050), is currently being developed for the treatment of respiratory diseases and for the treatment of Alström Syndrome.

Plasma-derived therapeutics: The segment develops manufacturing processes, based on Liminal’s own affinity chromatography technology, to provide efficient extraction and purification of therapeutic proteins from human plasma, the Plasma Protein Purification System (PPPSTM), a multi-product sequential purification process. With respect to this second platform, the Company is focused on the development of its plasma-derived product candidate Ryplazim® (plasminogen) (“Ryplazim®”).

The reconciliation to the consolidated statement of operations column includes the elimination of intercompany transactions between the segments and the remaining activities not included in the above segments. These expenses generally pertain to public entity reporting obligations, investor relations, financing and other corporate office activities.

The accounting policies of the segments are the same as the accounting policies of the Company. The operating segments results include intercompany transactions between the segments which are done in a manner similar to transactions with third parties.

a) Revenues and expenses by operating segments:

For the year ended December 31, 2019	Small molecule therapeutics	Plasma- derived therapeutics	Reconciliation to statement of operations	Total
Revenues	$34	$4,736	$134	$4,904

Cost of sales and other production expenses	-	2,633	130	2,763
Manufacturing and purchase cost of product candidates used for R&D activities	132	37,107	(195)	37,044
R&D - Other expenses	15,419	22,366	285	38,070
Administration, selling and marketing expenses	4,709	8,368	32,206	45,283
Segment loss	$(20,226)	$(65,738)	$(32,292)	$(118,256)
Gain on foreign exchange				(1,451)
Finance costs				14,056
Loss on extinguishments of liabilities				92,374
Change in fair value of financial instruments measured at fair value through profit or loss				(1,140)
Impairment loss				12,366
Net loss before income taxes from continuing operations				$(234,461)
Other information
Depreciation and amortization	$779	$7,400	$679	$8,858
Share-based payment expense	4,782	4,390	12,369	21,541

For the year ended December 31, 2018	Small molecule therapeutics	Plasma- derived therapeutics	Reconciliation to statement of operations	Total
Revenues	$-	$24,521	$112	$24,633

Cost of sales and other production expenses	-	25,297	410	25,707
Manufacturing and purchase cost of product candidates used for R&D activities	1,692	37,107	(132)	38,667
R&D - Other expenses	14,234	31,727	230	46,191
Administration, selling and marketing expenses	3,522	10,393	15,533	29,448
Segment loss	$(19,448)	$(80,003)	$(15,929)	$(115,380)
Loss on foreign exchange				4,696
Finance costs				22,041
Gain on extinguishments of liabilities				(33,626)
Share of losses of an associate				22
Impairment losses				149,952
Change in fair value of financial instruments measured at fair value through profit or loss				1,000
Net loss before income taxes from continuing operations				$(259,465)
Other information
Depreciation and amortization	$480	$3,644	$415	$4,539
Share-based payment expense	1,270	1,524	3,606	6,400

For the year ended December 31, 2017	Small molecule therapeutics	Plasma- derived therapeutics	Reconciliation to statement of operations	Total
Revenues	$19,724	$2,529	$60	$22,313

Cost of sales and other production expenses	-	4,014	(325)	3,689
Manufacturing and purchase cost of product candidates used for R&D activities	1,755	32,764	184	34,703
R&D - Other expenses	17,426	40,963	431	58,820
Administration, selling and marketing expenses	3,669	13,488	12,406	29,563
Bad debt expense	20,491	-	-	20,491
Segment loss	$(23,617)	$(88,700)	$(12,636)	$(124,953)
Loss (gain) on foreign exchange				(781)
Finance costs				7,889
Loss (gain) on extinguishments of liabilities				4,191
Net loss before income taxes from continuing operations				$(136,252)
Other information
Depreciation and amortization	$428	$2,880	$361	$3,669
Share-based payment expense	1,509	2,269	4,490	8,268

Information by geographic area

b) Capital, intangible and right-of-use assets by geographic area

	2019	2018
Canada	$48,309	$27,647
United States	3,141	19,287
United Kingdom	17,121	13,982
	$68,571	$60,916

c) Revenues by location from continuing operations

	2019	2018	2017
United States	$3,023	$22,854	$120
Canada	1,881	1,519	2,469
China	-	-	19,724
Norway	-	260	-
	$4,904	$24,633	$22,313

Revenues are attributed to countries based on the location of customers.

The Company derives significant revenues from certain customers. During the year ended December 31, 2019, there were two customers in the Plasma-derived therapeutics segment who accounted for 97% (62% and 35% respectively) of total revenue from continuing operations. For the year ended December 31, 2018, there were two customers in the Plasma-derived therapeutics segment who accounted for 93% (57% and 36% respectively) of total revenues for continuing operations. For the year ended December 31, 2017, there was one customer in the Small molecule therapeutics segment that accounted for 88% of total revenues from continuing operations.